UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund:   BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York
            Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
            Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

    Item 1 –  Schedule of Investments

BlackRock New York Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
New York -	$95	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A,
137.0%		7% due 5/01/2025	$78
	60	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A,
		7% due 5/01/2035	49
	1,000	Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue Bonds, Series B,
		5% due 12/01/2033 (i)	1,004
	100	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical
		Center Project), 5% due 12/01/2027	89
	75	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (i)	71
	2,000	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B,
		5% due 7/01/2023	2,110
	100	Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing),
		Series A, 5% due 6/01/2033 (c)	99
	100	Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 4.50% due 11/15/2037	96
	100	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B,
		4.50% due 11/15/2032 (f)	99
	250	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
		Series B-1, 5.15% due 11/01/2037	251
	500	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
		Series J-2, 4.75% due 11/01/2027	480
	1,000	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
		Series A, 5.25% due 5/01/2030 (g)(m)	1,026
	250	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
		5% due 1/01/2039 (b)	251
	600	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
		5% due 1/01/2046 (b)	599
Portfolio Abbreviations
To simplify the listings of BlackRock New York Investment Quality Municipal Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes

BlackRock New York Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$350	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%
	due 3/01/2046 (d)	$349
500	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%
	due 9/01/2035	453
950	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK
	International Airport), AMT, 7.625% due 8/01/2025	1,016
300	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), Bonds, AMT, 7.75% due 8/01/2031	323
250	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Bonds, Series A, 4.25% due 6/15/2033	238
1,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue
	Bonds, Series C, 5.125% due 6/15/2033	1,047
1,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
	Refunding Bonds, Series B, 5% due 6/15/2036 (f)	1,034
815	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
	Series B, 6% due 5/15/2010 (j)	890
1,000	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds,
	Series B, 6% due 5/15/2010 (j)	1,092
990	New York City, New York, GO, Refunding, Series A, 6% due 5/15/2010 (j)	1,081
10	New York City, New York, GO, Refunding, Series A, 6% due 5/15/2030	11
250	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University),
	5.25% due 11/01/2037 (a)	218
2,000	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
	5% due 10/15/2032 (b)	2,069
1,000	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
	Unit Fee Secured), 5% due 11/15/2044 (b)	1,017
175	New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project),
	Series A, 6.125% due 2/15/2019	174
750	New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center),
	5% due 8/01/2031 (i)(m)	763
150	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Manhattan
	College), Series B, 5.30% due 7/01/2037 (k)	152
150	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York
	University Hospitals Center), Series B, 5.625% due 7/01/2037	149

BlackRock New York Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$500	New York State Dormitory Authority Revenue Bonds (University of Rochester), Series B,
		5.625% due 7/01/2009 (j)	$530
	1,000	New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence),
		5% due 7/01/2022	1,044
	1,000	New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health), Series A,
		6.50% due 7/01/2025	1,046
	1,005	New York State Dormitory Authority, Revenue Refunding Bonds (State University Educational
		Facilities), Series A, 5.25% due 5/15/2015 (b)	1,110
	100	New York State, HFA, Housing Revenue Bonds (Tri-Senior Development Project), AMT, Series A,
		5.40% due 11/15/2042 (e)	101
	150	New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT,
		Series B, 4.95% due 2/15/2038	144
	100	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
		4.90% due 10/01/2037	96
	100	New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5%
		due 1/01/2037 (d)	104
	955	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental
		Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	991
	250	Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
		Apartments Project), AMT, 4.70% due 12/20/2038 (g)	232
	100	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project),
		Series B, 5.25% due 12/01/2032	99
	500	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project),
		5% due 7/01/2031	516
	115	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds
		(Jeffersons Ferry Project), 5% due 11/01/2028	108
	845	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5%
		due 1/01/2012 (i)(j)	921
	155	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A,
		5% due 1/01/2032 (i)	158
Guam -	100	Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed
0.5%		Revenue Refunding Bonds, 5.625% due 6/01/2047	98
Puerto Rico -	500	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
13.2%		5.625% due 5/15/2043	495
	395	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
		Appreciation Revenue Bonds, Series A, 5.009% due 7/01/2044 (b)(n)	54
	195	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2014 (j)	219
	120	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034	117
	800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
		Revenue Bonds (Ana G. Mendez University System Project), 5% due 3/01/2026	754

BlackRock New York Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$745	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
	Series E, 5.50% due 2/01/2012 (j)	$824
	Total Municipal Bonds (Cost - $27,330) - 150.7%	28,139
Shares
Held	Short-Term Securities
108	CMA New York Municipal Money Fund, 2.04% (h)(l)	108
	Total Short-Term Securities (Cost - $108) - 0.6%	108
	Total Investments (Cost - $27,438*) - 151.3%	28,247
	Other Assets Less Liabilities - 1.2%	221
	Preferred Shares, at Redemption Value - (52.5%)	(9,803)
	Net Assets Applicable to Common Shares - 100.0%	$18,665

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal
	income tax purposes, were as follows:
	Aggregate cost	$27,438
	Gross unrealized appreciation	$1,119
	Gross unrealized depreciation	(310)
	Net unrealized appreciation	$809

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	CIFG Insured.
(d)	FGIC Insured.
(e)	FNMA Collateralized.
(f)	FSA Insured.
(g)	GNMA Collateralized.
(h)	Investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	62	$1

(i)	MBIA Insured.
(j)	Prerefunded.
(k)	Radian Insured.
(l)	Represents the current yield as of January 31, 2008.
(m)	FHA Insured.
(n)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: March 24, 2008